Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs As Their Measurement Dates (Detail)	3 Months Ended
Jan. 12, 2021
Option Term (in years) [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Option term (in years)	5 years
Option Term (in years) [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Option term (in years)	1 year 4 months 24 days
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	20.00%
Risk-Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%
Expected Dividends [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividends	0.00%